UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/10

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   09/30/2010

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:  $205,663

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 				VALUE					INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway - Class B	COM		84670207	18,871		228,241		SH	SOLE		N/A		228,241		0		0
Conocophillips			COM		20825C104	14,628		254,708.09	SH	SOLE		N/A		254,708.09	0		0
Exelon				COM		30161N101	14,181		333,050.43	SH	SOLE		N/A		333,050.43	0		0
Pfizer				COM		717081103	13,234		770,772.83	SH	SOLE		N/A		770,772.83	0		0
Home Depot			COM		437076102	12,743		402,251.60	SH	SOLE		N/A		402,251.60	0		0
Canadian Natural Resources	COM		136385101	10,716		309,705.25	SH	SOLE		N/A		309,705.25	0		0
Microsoft			COM		594918104	9,631		393,253.28	SH	SOLE		N/A		393,253.28	0		0
Lockheed Martin			COM		539830109	8,608		120,767.96	SH	SOLE		N/A		120,767.96	0		0
Wal-Mart Stores			COM		931142103	8,468		158,224.32	SH	SOLE		N/A		158,224.32	0		0
Thermo Fisher Scientific	COM		883556102	7,825		163,429		SH	SOLE		N/A		163,429		0		0
U S Bancorp			COM		902973304	7,268		336,158		SH	SOLE		N/A		336,158		0		0
American Express		COM		25816109	7,012		166,824.22	SH	SOLE		N/A		166,824.22	0		0
Procter & Gamble		COM		742718109	6,972		116,253.35	SH	SOLE		N/A		116,253.35	0		0
Johnson & Johnson		COM		478160104	6,594		106,418.39	SH	SOLE		N/A		106,418.39	0		0
Contango Oil & Gas		COM		21075N204	6,192		123,453		SH	SOLE		N/A		123,453		0		0
Mastercard			COM		57636Q104	6,031		26,922		SH	SOLE		N/A		26,922		0		0
Bank of America			COM		60505104	5,967		455,439.91	SH	SOLE		N/A		455,439.91	0		0
Coca Cola			COM		191216100	5,436		92,898.77	SH	SOLE		N/A		92,898.77	0		0
Automatic Data Processing	COM		53015103	5,324		126,661		SH	SOLE		N/A		126,661		0		0
Sysco				COM		871829107	5,119		179,478.31	SH	SOLE		N/A		179,478.31	0		0
Fairfax Financial		COM		303901102	5,004		12,291		SH	SOLE		N/A		12,291		0		0
Accenture			COM		G1150G111	3,388		79,727.41	SH	SOLE		N/A		79,727.41	0		0
CarMax				COM		143130102	3,000		107,685		SH	SOLE		N/A		107,685		0		0
Abbott Laboratories		COM		2824100		2,356		45,101		SH	SOLE		N/A		45,101		0		0
Ensco				COM		26874Q100	2,152		48,107		SH	SOLE		N/A		48,107		0		0
Covidien			COM		G2554F105	2,097		52,173.07	SH	SOLE		N/A		52,173.07	0		0
General Dynamics		COM		369550108	2,059		32,786		SH	SOLE		N/A		32,786		0		0
Google				COM		38259P508	1,725		3,281		SH	SOLE		N/A		3,281		0		0
Paychex				COM		704326107	936		34,040.72	SH	SOLE		N/A		34,040.72	0		0
Wells Fargo			COM		949746101	783		31,162		SH	SOLE		N/A		31,162		0		0
B P Prudhoe Bay Royalty Trust	COM		55630107	630		6,100		SH	SOLE		N/A		6,100		0		0
Visa				COM		92826C839	554		7,459		SH	SOLE		N/A		7,459		0		0
America Movil SAB		COM		02364W105	160		3,000		SH	SOLE		N/A		3,000		0		0